Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting for property, plant and equipment
The Barclays Bank Group applies IAS 16 Property Plant and Equipment and IAS 40 Investment Properties.
Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset.
Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances. The Barclays Bank Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2%-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6%-10%
Equipment installed in freehold and leasehold property	6%-10%
Computers and similar equipment	17%-33%
Fixtures and fittings and other equipment	9%-20%
Costs of adaptation and installed equipment are depreciated over the shorter of the life of the lease or the depreciation rates noted in the table above.
Investment property
The Barclays Bank Group initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

	Barclays Bank Group
	Investment property	Property	Equipment	Right of use assets[a]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2021	10	1,619	987	688	3,304
Additions	—	85	70	27	182
Disposals	(2)	(32)	(12)	(58)	(104)
Exchange and other movements	(1)	30	13	58	100
As at 31 December 2021	7	1,702	1,058	715	3,482
Accumulated depreciation and impairment
As at 1 January 2021	—	(730)	(821)	(216)	(1,767)
Depreciation charge	—	(70)	(55)	(68)	(193)
Impairment charge[b]	—	(108)	—	(160)	(268)
Disposals	—	27	10	9	46
Exchange and other movements	—	(39)	(11)	(2)	(52)
As at 31 December 2021	—	(920)	(877)	(437)	(2,234)
Net book value	7	782	181	278	1,248
Cost
As at 1 January 2020	13	1,635	1,080	621	3,349
Additions	—	39	35	28	102
Disposals	(1)	(25)	(97)	(6)	(129)
Exchange and other movements	(2)	(30)	(31)	45	(18)
As at 31 December 2020	10	1,619	987	688	3,304
Accumulated depreciation and impairment
As at 1 January 2020	—	(697)	(875)	(146)	(1,718)
Depreciation charge	—	(72)	(61)	(77)	(210)
Impairment charge	—	—	—	(2)	(2)
Disposals	—	22	93	1	116
Exchange and other movements	—	17	22	8	47
As at 31 December 2020	—	(730)	(821)	(216)	(1,767)
Net book value	10	889	166	472	1,537
Notes
aRight of use (ROU) asset balances relate to Property Leases under IFRS 16. Refer to Note 20 for further details.
bImpairment charge includes £266m related to structural cost action in relation to the real estate review.
Property rentals of £6m (2020: £8m) have been included in other income within The Barclays Bank Group.
The fair value of investment property is determined by reference to current market prices for similar properties, adjusted as necessary for condition and location, or by reference to recent transactions updated to reflect current economic conditions. Discounted cash flow techniques may be employed to calculate fair value where there have been no recent transactions, using current external market inputs such as market rents and interest rates. Valuations are carried out by management with the support of appropriately qualified independent valuers.